Transactions With Related Parties (Details) - Schedule of Loan Activity to Related Parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loan Activity to Related Parties [Line Items]
Loan with non-controlled companies	$ 3,348	$ 27,544	$ 1,174
Group entities
Schedule of Loan Activity to Related Parties [Line Items]
Loans granted	274,130	101,819	179,540
Opening balances	752,817	730,208	607,378
Loans payments	(74,615)	(79,210)	(56,710)
Total	952,332	752,817	730,208
Associates entities
Schedule of Loan Activity to Related Parties [Line Items]
Loans granted	4,025	65,320	29
Opening balances	49,284	118	192
Loans payments	(29,739)	(16,154)	(103)
Total	23,570	49,284	118
Key Personnel
Schedule of Loan Activity to Related Parties [Line Items]
Loans granted	13,638	13,177	18,115
Opening balances	39,469	40,204	29,889
Loans payments	(13,642)	(13,912)	(7,800)
Total	39,465	39,469	40,204
Other
Schedule of Loan Activity to Related Parties [Line Items]
Loans granted	90	5,389	156
Opening balances	1,321	280	219
Loans payments	(142)	(4,348)	(95)
Total	$ 1,269	$ 1,321	$ 280